Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2040 Fund	May 30, 2023
Fidelity Freedom 2040 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.06%)
Past 5 years	5.39%
Since Inception	6.62%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0270
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.41%
Since Inception	6.66%	[1]

[1]	A From June 7, 2017